Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 11,830,000.00
Final Prospectus	true